[LOGO]
                               COMSTOCK PARTNERS
                                  FUNDS, INC.
                ------------------------------------------------
                               COMSTOCK PARTNERS
                                 STRATEGY FUND

                               COMSTOCK PARTNERS
                               CAPITAL VALUE FUND

                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 1999

Comstock Partners Funds, Inc.
993 Lenox Drive
Suite 106
Lawrenceville, NJ 08648

107/634/607
503/502 A 9910

[LOGO] Printed on post-consumer recycled paper

                                    [LOGO]
                         COMSTOCK PARTNERS FUNDS, INC.
                        COMSTOCK PARTNERS STRATEGY FUND
                      COMSTOCK PARTNERS CAPITAL VALUE FUND
                           993 Lenox Drive, Suite 106
                            Lawrenceville, NJ 08648

INVESTMENT ADVISER
COMSTOCK PARTNERS, INC.
993 Lenox Drive, Suite 106
Lawrenceville, NJ 08648

CUSTODIAN
THE BANK OF NEW YORK
90 Washington Street
New York, NY 10286

ADMINISTRATOR
PRINCETON ADMINISTRATORS, L.P.
P.O. Box 9095
Princeton, NJ 08543-9095

DISTRIBUTOR
PREMIER MUTUAL FUND SERVICES, INC.
60 State Street, Suite 1300
Boston, MA 02109
Tel. 1-800-221-7930, 1-617-557-3400

TRANSFER AGENT AND DIVIDEND
DISBURSING AGENT
DREYFUS TRANSFER, INC.
P.O. Box 9671
Providence, RI 02940-9671

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL
SIMPSON THACHER & BARTLETT
425 Lexington Avenue
New York, NY 10017-3909

OFFICERS & DIRECTORS
Charles L. Minter,
  Chief Executive Officer and
  Chairman of the Board
Martin Weiner, President and
  Chief Financial Officer
M. Bruce Adelberg, Director
Robert M. Smith, Director
Robert C. Ringstad, Vice President and
  Treasurer
Carolyn Matlin, Secretary

--------------------------------------------------------------------------------

  General information regarding a Fund's portfolio, updated semi-monthly, is available by calling the Fund's Distributor (see above).

 This report is not authorized for use in connection with an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by a Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                   SHAREHOLDER INQUIRIES TEL. 1-800-645-6561

DEAR FELLOW SHAREHOLDER:

     For the six months ended October 31, 1999, the Comstock Partners Strategy Fund's Class O, A and C shares posted total returns of -9.40%, -9.52% and -9.89%, respectively, and the Comstock Partners Capital Value Fund's Class A, B, C and R shares posted total returns of -8.60%, -9.22%, -8.73% and -8.33%, respectively, based upon net asset value per share. During the same period, the Standard & Poor's 500 Composite Stock Price Index (S&P 500) posted a total return of 2.74% and the Lehman Brothers Government/Corporate Bond Index fell 0.55%.*

     As you are aware from past shareholder correspondence, both Funds have been positioned to benefit from a severe bear market in U.S. stocks. The unfavorable results described in the preceding paragraph are a result of positioning these two funds to benefit from a decline in the U.S. stock market. We believe the number of negative factors affecting the U.S. stock market has now become so numerous that it is highly likely that a severe bear market is close at hand. We begin with the view that, as measured by earnings and dividends, this is by far the most overvalued market of the past century. In addition, breadth is crumbling, interest rates are rising, inflation is stirring and sentiment remains overly complacent. The S&P 500 peaked in July and although it just recently surpassed that peak it has essentially gone nowhere since March. We believe this negative mix is too great a burden for the market to bear and that a major decline is imminent.

     Comstock Partners has been bearish for a considerable period of time. The main reasons for our early bearishness were perceived overvaluation, extreme positive sentiment and excessive speculation. Based on historical evidence we believe that this would have been enough to stop the market in its tracks and cause a significant decline. What we underestimated, however, was investor determination to participate in the market no matter what the valuation. For the initial part of the great bull move there was good reason for the market rise, but for the past few years we feel that stocks have risen on their own momentum and fundamentals such as price-to-earnings ratios and dividend yields have been virtually ignored.

     We still believe that valuation, sentiment and speculation are important signs that the stock market is unsustainably high, although in this cycle at least these indicators have proven to be poor indicators in timing the peak. More recently, however, in our view two other indicators have turned decidedly negative: the direction of interest rates and overall monetary policy and the internal condition of the market itself. In this connection we note that interest rates have been rising for 13 months since October 1998, and that monetary policy turned to a tightening mode in June 1999. In addition, since April 1998 more stocks have been declining than advancing (resulting in negative breadth). Declining breadth indicates that money flows into the market have declined so much that only a small minority of stocks are continuing to climb. When combined with rising interest rates, signs of inflation, high valuation, complacent sentiment and excessive speculation, we consider it highly likely that an important bear market is imminent.

     Due to the bearish stance we have taken over the past few years, each of the Funds has accumulated a substantial capital loss carryforward (CLCF). As of April 30, 1999, the CLCF in the Capital Value Fund was approximately $250 million and the CLCF in the Strategy Fund was approximately $80 million. These CLCFs may be considered as an important asset of each Fund and its respective shareholders. Although there are certain restrictions on their use, they would allow the Funds to shelter from tax capital gains that may be realized, up to the amounts and subject to the expiration dates of the CLCFs. To the extent the CLCFs are utilized by a Fund to shelter capital gains, the Fund will not be required to pay out these gains as a taxable distribution to shareholders. Furthermore, the amounts of any such undistributed gains would be available to the Funds for reinvestment. The CLCFs are calculated annually at each Fund's fiscal year-end. (An expiration schedule with respect to the CLCFs of each Fund is outlined in Note 3 to the Financial Statements.)

     On December 14, 1999, the Board of Directors of Comstock Partners Funds, Inc. (the "Company") unanimously approved proposals to engage affiliates of Gabelli Asset Management Inc. as investment adviser and distributor for each of the Funds, subject to shareholder approval at a special meeting of shareholders to be held early in the year 2000. The Board's actions follow agreements recently entered into by Comstock Partners, Inc., the Funds' investment adviser, and Charles Minter, the owner of Comstock Partners, with Gabelli Funds, LLC, under which Comstock Partners will sell substantially all of its assets to Gabelli Funds, and Charles Minter and Martin Weiner will be employed by Gabelli Funds and will continue to serve as co-portfolio managers of the Funds. The proposed new investment advisory agreements would provide for a single fee covering investment advisory and administrative services, which would be 0.85% of average daily net assets for the Strategy Fund and 1.00% of average daily net assets for the Capital Value Fund. Gabelli Funds would waive a portion of its management fees for the first two years to maintain expense ratios for the Funds at 1999 levels (other than extraordinary expenses) with respect to the amount of assets held by each Fund at the time each new advisory agreement goes into effect.

     We strongly believe that the U.S. market is extremely overvalued. As a result, the Funds have been and are currently structured to benefit from a U.S. stock market decline. Please note that, consistent with the Funds' prospectus and our investment approach, we have the flexibility to change these positions when we believe conditions warrant. Thank you for your continued support.

                                            Sincerely,

                                            Comstock Partners, Inc.
Lawrenceville, New Jersey
December 17, 1999

*PERFORMANCE INFORMATION:

Total return assumes the reinvestment of dividends and distributions and excludes the effect of sales loads.

The Standard & Poor's 500 Index is a widely accepted unmanaged index of stock market performance which reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Lehman Brothers Government/Corporate Bond Index is a widely accepted unmanaged index of bond market performance which includes fixed rate issues rated investment grade or higher; all returns are market value weighted inclusive of accrued interest.

Investors should note that there can be no assurance that the markets will perform according to the investment adviser's expectations or that the adviser's investment approach will achieve its objectives.

--------------------------------------------------------------------------------
    You may now obtain current information about Comstock Partners Strategy
    Fund and Comstock Partners Capital Value Fund and our investment strategy through the Funds' internet web site
                              www.comstockfunds.com
    and a telephone information line 201-332-4422. Please save this information for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Comstock Partners Funds, Inc.
Strategy Fund Schedule of Investments (unaudited)        As of October 31, 1999

                        S&P     MOODY'S        SHARES HELD/                                                         VALUE
                       RATING   RATING          FACE AMOUNT                            ISSUE                      (NOTE 1A)
BONDS
U.S. Government                                                     U.S. Treasury Bonds:
Obligations -- 95.7%    AAA     Aaa            $    3,000,000       6.500% due 11/15/26                          $ 3,034,689
                        AAA     Aaa                 5,000,000       6.625% due 2/15/27                             5,139,065
                        AAA     Aaa                 9,950,000       6.375% due 8/15/27                             9,915,802
                                                                                                                 -----------
                                                                                                                  18,089,556
                                                                                                                 -----------

                        AAA     Aaa                20,500,000       U.S. Treasury Notes 8.500% due 11/15/00       21,095,792
----------------------------------------------------------------------------------------------------------------------------
                                 TOTAL INVESTMENTS IN BONDS (cost $41,517,109) -- 95.7%                           39,185,348
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Country Funds -- 0.7%                                  77,600       Lazard Vietnam Fund, Ltd. (a)                     54,320
                                                      324,915       Vietnam Enterprise Investment Fund, Ltd.,
                                                                    Class R (a)(b)                                   220,942
----------------------------------------------------------------------------------------------------------------------------
                                 TOTAL INVESTMENTS IN COMMON STOCKS (cost $411,462) -- 0.7%                          275,262
----------------------------------------------------------------------------------------------------------------------------
Total investments (cost $41,928,571) -- 96.4%                                                                     39,460,610
Put options purchased (cost $1,776,769) -- 1.9%+                                                                     757,725
Other assets less liabilities -- 1.7%                                                                                716,687
                                                                                                                 -----------
Net Assets -- 100.0%                                                                                             $40,935,022
                                                                                                                 ===========

+ Put options purchased as of October 31, 1999 are as follows:

                          NUMBER OF                                    EXPIRATION DATE/                           VALUE
                          CONTRACTS                 ISSUE              EXERCISE PRICE                           (NOTE 1A)
                             215                S&P 500 Index          Dec. 99/1275                            $  274,125
                              83                S&P 500 Index          Dec. 99/1300                               141,100
                             100                S&P 500 Index          Mar. 00/1175                               215,000
                              50                S&P 500 Index          Mar. 00/1200                               127,500
                                                                                                               ----------
                                         Total put options purchased
                                              (cost $1,776,769)                                                $  757,725
                                                                                                               ==========

 (a) Non-income producing.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31,
     1999, this security amounted to $220,942, or 0.54% of net assets.

                       See notes to financial statements.

--------------------------------------------------------------------------------
Comstock Partners Funds, Inc.
Capital Value Fund Schedule of Investments (unaudited)   As of October 31, 1999

                                                  SHARES
                        S&P     MOODY'S            HELD/                                                            VALUE
                       RATING   RATING          FACE AMOUNT                            ISSUE                      (NOTE 1A)
COMMON STOCKS
Country Funds -- 0.4%                                87,000         Lazard Vietnam Fund, Ltd. (a)                $    60,900
                                                    324,915         Vietnam Enterprise Investment Fund, Ltd.,
                                                                    Class R (a)(b)                                   220,942
----------------------------------------------------------------------------------------------------------------------------
                                 TOTAL INVESTMENTS IN COMMON STOCKS (cost $404,162) -- 0.4%                          281,842
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES (C)
U.S. Government                                                     U.S. Treasury Bills:
Obligations -- 96.3%      AAA     Aaa           $ 9,085,000         4.50% due 11/04/99 (d)(e)                      9,079,341
                          AAA     Aaa             9,464,000         4.59% due 11/04/99                             9,458,105
                          AAA     Aaa               166,000         4.39% due 11/12/99                               165,729
                          AAA     Aaa               796,000         4.61% due 11/18/99                               794,114
                          AAA     Aaa             2,126,000         4.79% due 11/26/99                             2,118,817
                          AAA     Aaa             5,000,000         4.47% due 12/23/99 (d)(e)                      4,964,296
                          AAA     Aaa             1,600,000         4.61% due 12/23/99                             1,588,575
                          AAA     Aaa               600,000         4.62% due 12/23/99                               595,715
                          AAA     Aaa             4,270,000         4.66% due 12/23/99                             4,239,509
                          AAA     Aaa            36,400,000         4.92% due 04/06/00                            35,606,261
                          AAA     Aaa             1,000,000         4.96% due 04/06/00                               978,194
----------------------------------------------------------------------------------------------------------------------------
                                 TOTAL INVESTMENTS IN SHORT-TERM SECURITIES (cost $69,612,469) -- 96.2%           69,588,656
----------------------------------------------------------------------------------------------------------------------------
Total investments (cost $70,016,631) -- 96.7%                                                                     69,870,498
Put options purchased (cost $5,082,612) -- 3.2%+                                                                   2,368,525
Variation margin on open futures contracts -- (0.4%)++                                                              (317,935)
Other assets less liabilities -- 0.5%                                                                                360,008
                                                                                                                 -----------
Net Assets -- 100.0%                                                                                             $72,281,096
                                                                                                                 ===========

+ Put options purchased as of October 31, 1999 are as follows:

                          NUMBER OF                                        EXPIRATION DATE/                    VALUE
                          CONTRACTS                 ISSUE                   EXERCISE PRICE                   (NOTE 1A)
                             880                S&P 500 Index             Dec. 99/1275                     $1,122,000
                             137                S&P 500 Index             Dec. 99/1300                        232,900
                             200                S&P 500 Index             Mar. 00/1200                        510,000
                             170                S&P 500 Index             Mar. 00/1225                        503,625
                                                                                                           ----------
                                         Total Put Options Purchased
                                              (cost $5,082,612)                                            $2,368,525
                                                                                                           ==========

++ Open futures contracts as of October 31, 1999 are as follows:

                           NUMBER OF                                                          VALUE        UNREALIZED
                           CONTRACTS                 ISSUE                EXPIRATION DATE    (NOTE 1A)     DEPRECIATION
FUTURES PURCHASED:             18         Euro Currency Unit              Dec. 99            $2,378,925    $ (49,500)
                               28         Swiss Franc Currency Unit       Dec. 99             2,311,400      (33,600)
                                                                                             ----------    ---------
                                              Total Open Futures
                                                   Contracts
                                               (cost $4,773,425)                             $4,690,325    $ (83,100)
                                                                                             ==========    =========

 (a) Non-income producing.
 (b) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October
     31, 1999, this security amounted to $220,942 or 0.31% of net assets.
 (c) These securities are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
 (d) Partially held by the broker as collateral for open short positions.
 (e) Partially held by the custodian in a segregated account as collateral for open futures positions.

                       See notes to financial statements.

-----------------------------------------------------------------
Comstock Partners Funds, Inc.
Capital Value Fund Statement of Securities Sold Short (unaudited)
                                           As of October 31, 1999

                                                                                                                  VALUE
COMMON STOCKS                                   SHARES                             ISSUE                        (NOTE 1A)
Banking and Financial -- 10.3%                   30,000       A.G. Edwards, Inc.                               $    901,875
                                                 25,000       Ameritrade Holding Corporation, Class A               406,250
                                                 12,300       Bank of America Corporation                           791,812
                                                 22,000       E* Trade Group, Inc.                                  523,875
                                                 15,000       First Union Corporation                               640,313
                                                 19,542       Fleet Boston Corporation                              852,520
                                                 18,000       National Discount Brokers Group, Inc.                 430,875
                                                 36,000       The Bear Stearns Companies, Inc.                    1,534,500
                                                 13,000       The Charles Schwab Corporation                        506,187
                                                 42,000       United Asset Management Corporation                   871,500
                                                                                                               ------------
                                                                                                                  7,459,707
                                                                                                               ------------
Consumer -- 3.9%                                 15,600       NIKE, Inc., Class B                                   880,425
                                                 18,600       PepsiCo, Inc.                                         645,187
                                                 22,400       The Coca-Cola Company                               1,321,600
                                                                                                               ------------
                                                                                                                  2,847,212
                                                                                                               ------------
Foreign Index -- 1.3%                            20,000       WEBS, France Index Series                             482,500
                                                 20,000       WEBS, Germany Index Series                            440,000
                                                                                                               ------------
                                                                                                                    922,500
                                                                                                               ------------
Retail -- 3.4%                                    8,600       Costco Wholesale Corporation                          690,688
                                                 48,700       Mattel, Inc.                                          651,363
                                                 34,000       Office Depot, Inc.                                    422,875
                                                 28,000       Walgreen Co.                                          705,250
                                                                                                               ------------
                                                                                                                  2,470,176
                                                                                                               ------------
Technology -- 7.1%                               26,000       Dell Computer Corporation                           1,043,250
                                                 10,000       Intel Corporation                                     774,375
                                                 12,000       International Business Machines Corporation         1,180,500
                                                 17,000       Lucent Technologies Inc.                            1,092,250
                                                 11,000       Microsoft Corporation                               1,018,187
                                                                                                               ------------
                                                                                                                  5,108,562
                                                                                                               ------------
---------------------------------------------------------------------------------------------------------------------------
                                 TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (proceeds $21,104,551)-- 26.0%      $18,808,157
---------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements.

--------------------------------------------------------------------------------
Comstock Partners Funds, Inc. Statements of Assets and Liabilities   (unaudited)
                                                          As of October 31, 1999

                                                                                                     STRATEGY         CAPITAL
                                                                                                       FUND          VALUE FUND
                                                                                                   ------------     ------------
ASSETS:
Investments at value (cost $41,928,571 and $70,016,631, respectively) (Note 1a)................    $ 39,460,610     $ 69,870,498
Put options purchased (cost $1,776,769 and $5,082,612, respectively) (Note 1a).................         757,725        2,368,525
Cash...........................................................................................         152,358          128,970
Receivable from brokers for proceeds on securities sold short..................................              --       20,619,460
Receivables:
    Interest...................................................................................       1,099,698           29,726
    Capital stock sold.........................................................................          81,918           37,973
Prepaid expenses and other assets..............................................................           5,882            6,944
                                                                                                   ------------     ------------
    Total assets...............................................................................      41,558,191       93,062,096
                                                                                                   ------------     ------------
LIABILITIES:
Payables:
    Short sales (proceeds $21,104,551).........................................................              --       18,808,157
    Capital stock redeemed.....................................................................         300,769        1,406,925
    Dividends to shareholders (Note 1f)........................................................         150,434               --
    Variation margin on open futures contracts.................................................              --          317,935
    Investment advisory fees (Note 2)..........................................................          21,498           26,800
    Administrative fees (Note 2)...............................................................          10,587           16,750
    Service and Distribution Plan fees (Note 2)................................................           1,567           27,990
Accrued expenses and other liabilities.........................................................         138,314          176,443
                                                                                                   ------------     ------------
    Total liabilities..........................................................................         623,169       20,781,000
                                                                                                   ------------     ------------
NET ASSETS.....................................................................................    $ 40,935,022     $ 72,281,096
                                                                                                   ============     ============
NET ASSETS CONSIST OF:
    Paid in capital............................................................................    $138,348,503     $354,732,080
    Undistributed net investment income........................................................         133,559        2,192,308
    Accumulated net realized loss on investments, put options purchased, futures and
      short sale transactions..................................................................     (94,060,035)    (283,996,366)
    Net unrealized appreciation on short sale transactions.....................................              --        2,296,394
    Net unrealized depreciation on investments, put options purchased and
      futures transactions.....................................................................      (3,487,005)      (2,943,320)
                                                                                                   ------------     ------------
NET ASSETS.....................................................................................    $ 40,935,022     $ 72,281,096
                                                                                                   ============     ============
SHARES OF COMMON STOCK OUTSTANDING:
    Class O shares:
      150 million of $0.001 par value authorized...............................................       7,993,255               --
                                                                                                   ============     ============
    Class A shares:
      200 million of $0.001 par value authorized...............................................       1,258,228               --
                                                                                                   ============     ============
      125 million of $0.001 par value authorized...............................................              --       17,556,765
                                                                                                   ============     ============
    Class B shares:
      125 million of $0.001 par value authorized...............................................              --        3,763,718
                                                                                                   ============     ============
    Class C shares:
      200 million of $0.001 par value authorized...............................................          86,888               --
                                                                                                   ============     ============
      125 million of $0.001 par value authorized...............................................              --        1,426,368
                                                                                                   ============     ============
    Class R shares:
      125 million of $0.001 par value authorized...............................................              --            5,548
                                                                                                   ============     ============
NET ASSET VALUE PER SHARE:
    Class O shares:
      $35,039,091 / 7,993,255 shares...........................................................    $       4.38               --
                                                                                                   ============     ============
    Class A shares:
      $5,514,992 / 1,258,228 shares and $56,080,505 / 17,556,765 shares,
        respectively...........................................................................    $       4.38     $       3.19
                                                                                                   ============     ============
    Class B shares:
      $11,867,645 / 3,763,718 shares...........................................................              --     $       3.15
                                                                                                   ============     ============
    Class C shares:
      $380,939 / 86,888 shares and $4,315,244 / 1,426,368 shares,
        respectively...........................................................................    $       4.38     $       3.03
                                                                                                   ============     ============
    Class R shares:
      $17,702 / 5,548 shares...................................................................              --     $       3.19
                                                                                                   ============     ============

                       See notes to financial statements.

--------------------------------------------------------------------------------
Comstock Partners Funds, Inc.
Statements of Operations for the Six Months Ended October 31, 1999 (unaudited)

                                                          STRATEGY         CAPITAL
                                                            FUND          VALUE FUND
                                                        ------------     ------------
INVESTMENT INCOME (NOTE 1E):
Interest and discount earned........................    $  1,511,985     $  2,161,240
                                                        ------------     ------------
    Total investment income.........................       1,511,985        2,161,240
                                                        ------------     ------------
EXPENSES:
Investment advisory fees (Note 2)...................         142,867          156,978
Transfer agent fees (Note 2)........................         138,048           89,195
Professional fees...................................          96,910          100,762
Administrative fees (Note 2)........................          62,842           32,671
Printing and shareholder reports....................          16,358           22,234
Registration fees...................................          13,172           27,788
Service and Distribution Plan fees (Note 2).........          11,320          163,785
Directors' fees and expenses........................           9,481            9,990
Insurance...........................................           6,511            5,247
Custodian fees......................................           2,621            5,944
Dividends on securities sold short..................              --          112,632
Sub-investment advisory fees (Note 2)...............              --           91,617
Other operating expenses............................             532            1,039
                                                        ------------     ------------
    Total expenses..................................         500,662          819,882
                                                        ------------     ------------
NET INVESTMENT INCOME...............................       1,011,323        1,341,358

REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (NOTES 1B, 1E & 3):
Net realized loss on investments, put options
purchased and futures
    transactions....................................      (6,511,868)      (8,255,612)
Net realized loss on short sale transactions........              --       (3,422,666)
Change in net unrealized depreciation
    on investments, put options purchased and
    futures transactions............................         858,061        1,228,896
Change in net unrealized appreciation on short sale
transactions........................................              --        2,111,039
                                                        ------------     ------------
NET DECREASE IN NET ASSETS
    RESULTING FROM OPERATIONS.......................    $ (4,642,484)    $ (6,996,985)
                                                        ============     ============

                       See notes to financial statements.

--------------------------------------------------------------------------------
Comstock Partners Funds, Inc. Statements of Changes in Net Assets    (unaudited)

                                                                   STRATEGY FUND                      CAPITAL VALUE FUND
                                                        ---------------------------------     ---------------------------------
                                                            FOR THE                               FOR THE
                                                        SIX MONTHS ENDED      FOR THE         SIX MONTHS ENDED      FOR THE
                                                        OCTOBER 31, 1999     YEAR ENDED       OCTOBER 31, 1999     YEAR ENDED
                                                           (UNAUDITED)     APRIL 30, 1999        (UNAUDITED)     APRIL 30, 1999
                                                        ----------------   --------------     ----------------   --------------
OPERATIONS:       Net investment income..............     $  1,011,323       $  4,006,671       $  1,341,358       $  3,004,038
                  Net realized loss on investments,
                         put options purchased and
                         futures transactions........       (6,511,868)       (18,605,800)        (8,255,612)       (36,312,815)
                  Net realized loss on short sale
                         transactions................               --                 --         (3,422,666)        (4,513,603)
                  Net realized gain (loss) on foreign
                         currency transactions.......               --           (258,095)                --                232
                  Change in net unrealized
                         depreciation on investments,
                         put options purchased and
                         futures transactions........          858,061          6,462,751          1,228,896         10,410,516
                  Change in net unrealized
                         appreciation on short sale
                         transactions................               --                 --          2,111,039         (3,337,189)
                  Change in net unrealized
                         appreciation (depreciation)
                         on foreign currency
                         transactions................               --                 85                 --               (229)
                                                          ------------       ------------       ------------       ------------
                  Net decrease in net assets
                         resulting from operations...       (4,642,484)        (8,394,388)        (6,996,985)       (30,749,050)
                                                          ------------       ------------       ------------       ------------
DIVIDENDS TO
SHAREHOLDERS:     Net investment income
                          Class O shares.............         (863,132)        (5,160,678)                --                 --
                          Class A shares.............         (133,186)        (1,164,003)                --         (4,670,703)
                          Class B shares.............               --                 --                 --         (1,055,304)
                          Class C shares.............           (9,699)          (161,582)                --           (424,045)
                          Class R shares.............               --                 --                 --             (2,791)
                                                          ------------       ------------       ------------       ------------
                  Net decrease in net assets
                         resulting from dividends....       (1,006,017)        (6,486,263)                --         (6,152,843)
                                                          ------------       ------------       ------------       ------------
CAPITAL STOCK
TRANSACTIONS:     Net proceeds from shares sold:
                          Class A shares.............          297,160          6,709,067         26,533,555         72,881,288
                          Class B shares.............               --                 --          3,855,812          9,536,857
                          Class C shares.............          369,002          3,427,816          2,090,122          6,171,123
                          Class R shares.............               --                 --                 --             15,615
                  Dividends reinvested:
                          Class O shares.............          208,507          1,057,662                 --                 --
                          Class A shares.............           55,410            456,571                 --          2,493,441
                          Class B shares.............               --                 --                 --            785,985
                          Class C shares.............            2,575             43,829                 --            299,295
                          Class R shares.............               --                 --                 --              2,758
                  Cost of shares redeemed:
                          Class O shares.............       (6,184,671)       (15,458,293)                --                 --
                          Class A shares.............       (1,903,937)       (14,435,471)       (24,356,901)       (53,055,530)
                          Class B shares.............               --                 --         (4,548,292)       (16,164,345)
                          Class C shares.............         (631,194)        (3,893,287)        (2,328,435)        (6,762,314)
                          Class R shares.............               --                 --             (9,416)            (4,488)
                                                          ------------       ------------       ------------       ------------
                  Net increase (decrease) in net
                         assets resulting from
                         capital stock
                         transactions................       (7,787,148)       (22,092,106)         1,236,445         16,199,685
                                                          ------------       ------------       ------------       ------------
                  Decrease in net assets.............      (13,435,649)       (36,972,757)        (5,760,540)       (20,702,208)

NET ASSETS:       Beginning of period................       54,370,671         91,343,428         78,041,636         98,743,844
                                                          ------------       ------------       ------------       ------------
                  End of period......................     $ 40,935,022       $ 54,370,671       $ 72,281,096       $ 78,041,636
                                                          ============       ============       ============       ============
                  Undistributed net investment
                         income......................     $    133,559       $    128,253       $  2,192,308       $    850,950
                                                          ============       ============       ============       ============

                       See notes to financial statements.

--------------------------------------------------------------------------------
Comstock Partners Funds, Inc. Statements of Changes in Net Assets
(Concluded) (unaudited)


                                                                   STRATEGY FUND                      CAPITAL VALUE FUND
                                                        ---------------------------------     ---------------------------------
                                                            FOR THE                               FOR THE
                                                        SIX MONTHS ENDED      FOR THE         SIX MONTHS ENDED      FOR THE
                                                        OCTOBER 31, 1999     YEAR ENDED       OCTOBER 31, 1999     YEAR ENDED
                                                           (UNAUDITED)     APRIL 30, 1999        (UNAUDITED)     APRIL 30, 1999
                                                        ----------------   --------------     ----------------   --------------
CAPITAL STOCK
TRANSACTIONS:     Shares sold:
                          Class A shares.............           63,618          1,143,386          7,775,419         14,850,897
                          Class B shares.............               --                 --          1,127,248          1,946,743
                          Class C shares.............           78,579            544,088            632,810          1,308,333
                          Class R shares.............               --                 --                 --              3,367
                  Shares issued for dividends
                         reinvested:
                          Class O shares.............           44,997            188,009                 --                 --
                          Class A shares.............           11,923             80,055                 --            609,643
                          Class B shares.............               --                 --                 --            193,117
                          Class C shares.............              553              7,462                 --             76,743
                          Class R shares.............               --                 --                 --                678
                  Shares redeemed:
                          Class O shares.............       (1,327,542)        (2,738,860)                --                 --
                          Class A shares.............         (408,803)        (2,580,491)        (7,183,528)       (11,235,997)
                          Class B shares.............               --                 --         (1,330,790)        (3,428,678)
                          Class C shares.............         (136,015)          (701,666)          (716,127)        (1,546,743)
                          Class R shares.............               --                 --             (2,853)            (1,111)
                                                          ------------       ------------       ------------       ------------
                  Net increase (decrease) in shares
                         outstanding.................       (1,672,690)        (4,058,017)           302,179          2,776,992
                                                          ============       ============       ============       ============

                       See notes to financial statements.

--------------------------------------------------------------------------------
Comstock Partners Funds, Inc.     Strategy Fund     Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

                                        FOR THE SIX MONTHS
                                              ENDED                         FOR THE YEAR
                                         OCTOBER 31, 1999                      ENDED
                                           (UNAUDITED)                     APRIL 30, 1999
                                  ------------------------------   ------------------------------
                                  CLASS O    CLASS A    CLASS C    CLASS O    CLASS A    CLASS C
                                  --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF
 PERIOD........................   $   4.94   $   4.94   $   4.94   $   6.06   $   6.06   $   6.06
                                  --------   --------   --------   --------   --------   --------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income (1)......       0.20       0.18       0.16       0.30       0.29       0.26
Net realized and unrealized
 gain (loss) on investments,
 put options purchased, futures
 transactions and foreign
 currency transactions.........      (0.66)     (0.65)     (0.65)     (0.94)     (0.95)     (0.97)
                                  --------   --------   --------   --------   --------   --------
   Total from investment
   operations..................      (0.46)     (0.47)     (0.49)     (0.64)     (0.66)     (0.71)
                                  --------   --------   --------   --------   --------   --------
LESS DIVIDENDS AND
 DISTRIBUTIONS
Dividends from net investment
 income........................      (0.10)     (0.09)     (0.07)     (0.48)     (0.46)     (0.41)
                                  --------   --------   --------   --------   --------   --------
NET ASSET VALUE, END OF
 PERIOD........................   $   4.38   $   4.38   $   4.38   $   4.94   $   4.94   $   4.94
                                  ========   ========   ========   ========   ========   ========
Total investment return (2)....      (9.40)%    (9.52)%    (9.89)%   (11.32)%   (11.56)%   (12.42)%
                                  ========   ========   ========   ========   ========   ========
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000
 omitted)......................   $ 35,039   $  5,515   $    381   $ 45,803   $  7,858   $    710
                                  ========   ========   ========   ========   ========   ========
Ratio of expenses to average
 net assets....................       2.06%(3)   2.30%(3)   3.01%(3)   1.49%      1.75%      2.48%
                                  ========   ========   ========   ========   ========   ========
Decrease reflected in above
 expense ratios due to waiver
 of administrative fees........      --         --         --          0.14%      0.14%      0.14%
                                  ========   ========   ========   ========   ========   ========
Ratio of net investment income
 to average net assets.........       4.29%(3)   4.05%(3)   3.32%(3)   5.29%      5.05%      4.14%
                                  ========   ========   ========   ========   ========   ========
Portfolio turnover rate........         59%        59%        59%       130%       130%       130%
                                  ========   ========   ========   ========   ========   ========


                                           FOR THE YEAR
                                              ENDED
                                          APRIL 30, 1998
                                 --------------------------------
                                  CLASS O     CLASS A    CLASS C
                                 ----------   --------   --------
NET ASSET VALUE, BEGINNING OF
 PERIOD........................  $     7.77   $   7.77   $   7.74
                                 ----------   --------   --------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income (1)......        0.43       0.42       0.37
Net realized and unrealized
 gain (loss) on investments,
 put options purchased, futures
 transactions and foreign
 currency transactions.........       (1.54)     (1.55)     (1.54)
                                 ----------   --------   --------
   Total from investment
   operations..................       (1.11)     (1.13)     (1.17)
                                 ----------   --------   --------
LESS DIVIDENDS AND
 DISTRIBUTIONS
Dividends from net investment
 income........................       (0.60)     (0.58)     (0.51)
                                 ----------   --------   --------
NET ASSET VALUE, END OF
 PERIOD........................  $     6.06   $   6.06   $   6.06
                                 ==========   ========   ========
Total investment return (2)....      (14.88)%   (15.11)%   (15.61)%
                                 ==========   ========   ========
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000
 omitted)......................  $   71,692   $ 17,871   $  1,780
                                 ==========   ========   ========
Ratio of expenses to average
 net assets....................        1.31%      1.55%      2.29%
                                 ==========   ========   ========
Decrease reflected in above
 expense ratios due to waiver
 of administrative fees........        0.01%      0.01%      0.01%
                                 ==========   ========   ========
Ratio of net investment income
 to average
 net assets....................        6.01%      5.79%      5.08%
                                 ==========   ========   ========
Portfolio turnover rate........         227%       227%       227%
                                 ==========   ========   ========

                       See notes to financial statements.

--------------------------------------------------------------------------------
Comstock Partners Funds, Inc.     Strategy Fund     Financial Highlights
(concluded)

The following per share data and ratios have been derived from information provided in the financial statements.

                                         FOR THE YEAR                     FOR THE YEAR               FOR THE YEAR
                                            ENDED                            ENDED                       ENDED
                                        APRIL 30, 1997                   APRIL 30, 1996             APRIL 30, 1995
                                ------------------------------   ------------------------------   -------------------
                                CLASS O    CLASS A    CLASS C    CLASS O    CLASS A    CLASS C+   CLASS O    CLASS A
                                --------   --------   --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF
 PERIOD......................   $   8.78   $   8.78   $   8.77   $   9.10   $   9.10   $   9.00   $   9.40   $   9.41
                                --------   --------   --------   --------   --------   --------   --------   --------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income (1)....       0.78       0.54       0.45       0.76       0.57       0.37       0.66       0.52
Net realized and unrealized
 gain (loss) on investments,
 put options purchased,
 futures transactions and
 foreign currency
 transactions................      (1.19)     (0.96)     (0.95)     (0.53)     (0.36)     (0.22)     (0.44)     (0.34)
                                --------   --------   --------   --------   --------   --------   --------   --------
   Total from investment
   operations................      (0.41)     (0.42)     (0.50)      0.23       0.21       0.15       0.22       0.18
                                --------   --------   --------   --------   --------   --------   --------   --------
LESS DIVIDENDS AND
 DISTRIBUTIONS
Dividends from net investment
 income......................      (0.47)     (0.46)     (0.41)     (0.55)     (0.53)     (0.38)     (0.52)     (0.49)
Distributions from realized
 gains on foreign currency
 transactions................      (0.13)     (0.13)     (0.12)     --         --         --         --         --
                                --------   --------   --------   --------   --------   --------   --------   --------
   Total dividends and
   distributions.............      (0.60)     (0.59)     (0.53)     (0.55)     (0.53)     (0.38)     (0.52)     (0.49)
                                --------   --------   --------   --------   --------   --------   --------   --------
NET ASSET VALUE, END OF
 PERIOD......................   $   7.77   $   7.77   $   7.74   $   8.78   $   8.78   $   8.77   $   9.10   $   9.10
                                ========   ========   ========   ========   ========   ========   ========   ========
Total investment return (2)..      (4.85)%    (5.10)%    (5.94)%     2.66%      2.40%      1.96%(4)   2.39%      1.94%
                                ========   ========   ========   ========   ========   ========   ========   ========
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period
 (000 omitted)...............   $134,719   $ 43,327   $ 13,020   $224,148   $ 53,652   $    317   $329,624   $ 65,874
                                ========   ========   ========   ========   ========   ========   ========   ========
Ratio of expenses to average
 net assets..................       1.18%      1.43%      2.14%      1.23%      1.48%      2.28%(3)   1.14%      1.46%
                                ========   ========   ========   ========   ========   ========   ========   ========
Ratio of net investment
 income to average net
 assets......................       6.80%      6.55%      5.81%      6.56%      6.33%      5.79%(3)   6.19%      5.83%
                                ========   ========   ========   ========   ========   ========   ========   ========
Portfolio turnover rate......        126%       126%       126%        96%        96%        96%       100%       100%
                                ========   ========   ========   ========   ========   ========   ========   ========

   +  Class C shares were introduced on August 1, 1995. Except as indicated below, information is presented for the period from August 1, 1995 to April 30, 1996.
 (1)  Based on average shares outstanding.
 (2)  Total investment returns exclude the effects of sales loads and assume reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
 (3)  Annualized.
 (4)  Total investment return is presented for the year ended April 30, 1996. For the period prior to August 1, 1995, total investment return is based upon the total investment return for Class A shares, and does not reflect the greater service and distribution fees and certain other expenses borne by Class C shares.

                       See notes to financial statements.

--------------------------------------------------------------------------------
Comstock Partners Funds, Inc.     Capital Value Fund     Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

                                                FOR THE SIX MONTHS ENDED
                                              OCTOBER 31, 1999 (UNAUDITED)
                                          -------------------------------------
                                          CLASS A   CLASS B   CLASS C   CLASS R
                                          -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD....  $  3.49   $  3.47   $  3.32   $  3.48
                                          -------   -------   -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (1)...............     0.06      0.05      0.05      0.07
Net realized and unrealized gain (loss)
 on investments, put options purchased,
 futures transactions, short sale
 transactions and foreign currency
 transactions...........................    (0.36)    (0.37)    (0.34)    (0.36)
                                          -------   -------   -------   -------
   Total from investment operations.....    (0.30)    (0.32)    (0.29)    (0.29)
                                          -------   -------   -------   -------
LESS DIVIDENDS
Dividends from net investment income....    --        --        --        --
                                          -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD..........  $  3.19   $  3.15   $  3.03   $  3.19
                                          =======   =======   =======   =======
Total investment return (2).............    (8.60)%   (9.22)%   (8.73)%   (8.33)%
                                          =======   =======   =======   =======
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000
 omitted)...............................  $56,081   $11,868   $ 4,315   $    18
                                          =======   =======   =======   =======
Ratio of expenses to average net
 assets.................................     1.92%     2.72%     2.62%     1.47%
                                          =======   =======   =======   =======
Ratio of interest expense and dividends
 on securities sold short to average net
 assets.................................     0.29%     0.29%     0.29%     0.20%
                                          =======   =======   =======   =======
Ratio of net investment income to
 average net assets.....................     3.59%     2.79%     2.89%     4.05%
                                          =======   =======   =======   =======
Portfolio turnover rate.................        0%        0%        0%        0%
                                          =======   =======   =======   =======

                                                     FOR THE YEAR ENDED
                                                       APRIL 30, 1999
                                          ----------------------------------------
                                           CLASS A     CLASS B   CLASS C   CLASS R
                                          ----------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD....  $     5.06   $  4.99   $  4.80   $  5.05
                                          ----------   -------   -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (1)...............        0.14      0.11      0.10      0.15
Net realized and unrealized gain (loss)
 on investments, put options purchased,
 futures transactions, short sale
 transactions and foreign currency
 transactions...........................       (1.40)    (1.38)    (1.32)    (1.40)
                                          ----------   -------   -------   -------
   Total from investment operations.....       (1.26)    (1.27)    (1.22)    (1.25)
                                          ----------   -------   -------   -------
LESS DIVIDENDS
Dividends from net investment income....       (0.31)    (0.25)    (0.26)    (0.32)
                                          ----------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD..........  $     3.49   $  3.47   $  3.32   $  3.48
                                          ==========   =======   =======   =======
Total investment return (2).............      (25.80)%  (26.19)%  (26.22)%  (25.67)%
                                          ==========   =======   =======   =======
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000
 omitted)...............................  $   59,246   $13,752   $ 5,014   $    29
                                          ==========   =======   =======   =======
Ratio of expenses to average net
 assets.................................        1.47%     2.21%     2.18%     1.24%
                                          ==========   =======   =======   =======
Ratio of interest expense and dividends
 on securities sold short to average net
 assets.................................        0.72%     0.85%     0.78%     0.72%
                                          ==========   =======   =======   =======
Ratio of net investment income to
 average net assets.....................        3.31%     2.46%     2.54%     3.56%
                                          ==========   =======   =======   =======
Portfolio turnover rate.................         465%      465%      465%      465%
                                          ==========   =======   =======   =======

                                                     FOR THE YEAR ENDED
                                                       APRIL 30, 1998
                                          ----------------------------------------
                                           CLASS A     CLASS B   CLASS C   CLASS R
                                          ----------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD....  $     8.62   $  8.45   $  8.31   $  8.62
                                          ----------   -------   -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (1)...............        0.31      0.25      0.23      0.33
Net realized and unrealized gain (loss)
 on investments, put options purchased,
 futures transactions, short sale
 transactions and foreign currency
 transactions...........................       (2.91)    (2.85)    (2.78)    (2.91)
                                          ----------   -------   -------   -------
   Total from investment operations.....       (2.60)    (2.60)    (2.55)    (2.58)
                                          ----------   -------   -------   -------
LESS DIVIDENDS
Dividends from net investment income....       (0.96)    (0.86)    (0.96)    (0.99)
                                          ----------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD..........  $     5.06   $  4.99   $  4.80   $  5.05
                                          ==========   =======   =======   =======
Total investment return (2).............      (31.48)%  (32.01)%  (32.10)%  (31.28)%
                                          ==========   =======   =======   =======
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000
 omitted)...............................  $   64,452   $26,235   $ 8,029   $    28
                                          ==========   =======   =======   =======
Ratio of expenses to average net
 assets.................................        1.35%     2.10%     2.08%     1.11%
                                          ==========   =======   =======   =======
Ratio of interest expense and dividends
 on securities sold short to average net
 assets.................................        0.24%     0.24%     0.21%     0.26%
                                          ==========   =======   =======   =======
Ratio of net investment income to
 average net assets.....................        4.49%     3.74%     3.70%     4.73%
                                          ==========   =======   =======   =======
Portfolio turnover rate.................         359%      359%      359%      359%
                                          ==========   =======   =======   =======

                       See notes to financial statements.

--------------------------------------------------------------------------------
Comstock Partners Funds, Inc.     Capital Value Fund     Financial Highlights
(concluded)

The following per share data and ratios have been derived from information provided in the financial statements.

                                               FOR THE YEAR ENDED
                                                 APRIL 30, 1997
                                     --------------------------------------
                                     CLASS A    CLASS B   CLASS C   CLASS R
                                     --------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF
 PERIOD............................  $  10.54   $ 10.38   $ 10.24   $ 10.53
                                     --------   -------   -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..............      0.59      0.54      0.57      0.82(1)
Net realized and unrealized gain
 (loss) on investments, put options
 purchased, futures transactions,
 short sale transactions and
 foreign currency transactions.....     (1.92)    (1.93)    (1.91)    (2.13)
                                     --------   -------   -------   -------
   Total from investment
   operations......................     (1.33)    (1.39)    (1.34)    (1.31)
                                     --------   -------   -------   -------
LESS DIVIDENDS
Dividends from net investment
 income............................     (0.59)    (0.54)    (0.59)    (0.60)
                                     --------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD.....  $   8.62   $  8.45   $  8.31   $  8.62
                                     ========   =======   =======   =======
Total investment return (2)........    (12.97)%  (13.69)%  (13.47)%  (12.83)%
                                     ========   =======   =======   =======
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000
 omitted)..........................  $160,834   $64,671   $ 7,271   $   117
                                     ========   =======   =======   =======
Ratio of expenses to average net
 assets............................      1.28%     2.03%     2.07%     1.19%
                                     ========   =======   =======   =======
Ratio of interest expense and
 dividends on securities sold short
 to average net assets.............      0.51%     0.50%     0.47%     0.38%
                                     ========   =======   =======   =======
Ratio of net investment income to
 average net assets................      6.16%     5.52%     6.02%     8.65%
                                     ========   =======   =======   =======
Portfolio turnover rate............       399%      399%      399%      399%
                                     ========   =======   =======   =======

                                            FOR THE SEVEN MONTHS ENDED
                                                  APRIL 30, 1996
                                     ----------------------------------------
                                      CLASS A     CLASS B   CLASS C   CLASS R
                                     ----------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF
 PERIOD............................  $    10.61   $ 10.41   $ 10.41   $ 10.62
                                     ----------   -------   -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..............        0.22      0.18      0.44      0.30
Net realized and unrealized gain
 (loss) on investments, put options
 purchased, futures transactions,
 short sale transactions and
 foreign currency transactions.....        0.17      0.16     (0.12)     0.09
                                     ----------   -------   -------   -------
   Total from investment
   operations......................        0.39      0.34      0.32      0.39
                                     ----------   -------   -------   -------
LESS DIVIDENDS
Dividends from net investment
 income............................       (0.46)    (0.37)    (0.49)    (0.48)
                                     ----------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD.....  $    10.54   $ 10.38   $ 10.24   $ 10.53
                                     ==========   =======   =======   =======
Total investment return (2)........        3.81%     3.36%     3.30%     3.97%
                                     ==========   =======   =======   =======
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000
 omitted)..........................  $  241,472   $81,786   $ 3,531   $     1
                                     ==========   =======   =======   =======
Ratio of expenses to average net
 assets............................        0.75%(3)  1.18%(3)  1.28%(3)  0.61%(3)
                                     ==========   =======   =======   =======
Ratio of interest expense and
 dividends on securities sold short
 to average net assets.............        0.18%(3)  0.19%(3)  0.18%(3)  0.17%(3)
                                     ==========   =======   =======   =======
Ratio of net investment income to
 average net assets................        2.13%(3)  1.70%(3)  1.71%(3)  2.28%(3)
                                     ==========   =======   =======   =======
Portfolio turnover rate............          56%       56%       56%       56%
                                     ==========   =======   =======   =======

                                                 FOR THE YEAR ENDED
                                                 SEPTEMBER 30, 1995
                                     ------------------------------------------
                                      CLASS A     CLASS B   CLASS C+   CLASS R+
                                     ----------   -------   --------   --------
NET ASSET VALUE, BEGINNING OF
 PERIOD............................  $    11.88   $ 11.69   $ 10.64    $ 10.84
                                     ----------   -------   -------    -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..............        0.36      0.31      0.02       0.04
Net realized and unrealized gain
 (loss) on investments, put options
 purchased, futures transactions,
 short sale transactions and
 foreign currency transactions.....       (1.37)    (1.38)    (0.25)     (0.26)
                                     ----------   -------   -------    -------
   Total from investment
   operations......................       (1.01)    (1.07)    (0.23)     (0.22)
                                     ----------   -------   -------    -------
LESS DIVIDENDS
Dividends from net investment
 income............................       (0.26)    (0.21)    --         --
                                     ----------   -------   -------    -------
NET ASSET VALUE, END OF PERIOD.....  $    10.61   $ 10.41   $ 10.41    $ 10.62
                                     ==========   =======   =======    =======
Total investment return (2)........       (8.58)%   (9.27)%   (2.26)%    (2.03)%
                                     ==========   =======   =======    =======
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000
 omitted)..........................  $  271,052   $87,847   $     1    $     1
                                     ==========   =======   =======    =======
Ratio of expenses to average net
 assets............................        1.24%     1.99%     0.26%(3)   0.14%(3)
                                     ==========   =======   =======    =======
Ratio of interest expense and
 dividends on securities sold short
 to average net assets.............        0.45%     0.45%     0.06%(3)   0.04%(3)
                                     ==========   =======   =======    =======
Ratio of net investment income to
 average net assets................        3.61%     2.86%     0.23%(3)   0.38%(3)
                                     ==========   =======   =======    =======
Portfolio turnover rate............          55%       55%       55%        55%
                                     ==========   =======   =======    =======

   +  Class C shares and Class R shares were introduced on August
      22, 1995.
 (1)  Based on average shares outstanding.
 (2) Total investment returns exclude the effects of sales loads and assume reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
 (3)  Not annualized.

                       See notes to financial statements.

COMSTOCK PARTNERS FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS:

1. SIGNIFICANT ACCOUNTING POLICIES:

Comstock Partners Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company offering shares in two separate portfolios: Comstock Partners Strategy Fund (the "Strategy Fund") and Comstock Partners Capital Value Fund (the "Capital Value Fund"). The Company accounts separately for the assets, liabilities and operations of each Fund. The Strategy Fund is a non-diversified portfolio with an investment objective to maximize total return over the long-term investment horizon by investing primarily in a portfolio of debt securities. The Capital Value Fund is a diversified portfolio with an investment objective to maximize total return, consisting of capital appreciation and current income. The Strategy Fund offers Class A and Class C shares. The Capital Value Fund offers Class A, Class B, Class C, and Class R shares.

Premier Mutual Fund Services, Inc. (the "Distributor") acts as distributor of the Funds' shares. Each Class O, Class A and Class C share of the Strategy Fund and each Class A, Class B, Class C, and Class R share of the Capital Value Fund represents an interest in the Strategy Fund or the Capital Value Fund, as the case may be, in proportion to its net asset value, and has identical rights except that Class A, B, and C shares of the Funds bear fees and expenses on an ongoing basis pursuant to the Funds' Class A, Class B, and Class C Service and Distribution Plans, respectively, and Class B and Class C shares bear additional incremental shareholder administrative expenses resulting from deferred sales charge arrangements. In addition, only the holders of Class A, Class B, and Class C shares have voting rights with respect to matters pertaining to the Class A, Class B, and Class C Service and Distribution Plans, respectively. Class A shares of each Fund are subject to a sales charge imposed at the time of purchase and in certain cases, contingent deferred sales charges. Class B shares are subject to a contingent deferred sales charge imposed at the time of redemption on redemptions made within six years of purchase. Class C shares of each Fund are subject to a contingent deferred sales charge imposed at the time of redemption on redemptions made within one year of purchase. Class R shares are sold at net asset value per share only to institutional investors. Class O shares are no longer issued by the Company except in connection with the reinvestment of dividends and distributions on outstanding Class O shares.

The following is a summary of significant accounting policies followed by the
Company:

Strategy Fund and Capital Value Fund:

(a) Valuation of investments--Securities listed on national securities exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Securities traded in the over-the-counter market are valued on the basis of the mean between the bid and asked prices at the close of trading on such day by dealers that make markets in such securities. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued based on prices or quotes obtained from the broadest and most representative market.

Options purchased are valued at the last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the average of the last bid price as obtained from two or more dealers. Options written are valued at the last asked price.

Futures contracts are stated at market value or otherwise at the fair value at which it is expected they may be resold, as determined in good faith by the Board of Directors.

Short-term debt securities having a maturity of 60 days or less from the valuation date are valued at amortized cost which approximates market value.

(b) Derivative financial instruments--The Funds may engage in various portfolio strategies to seek to generate income or gains or as a hedge against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

Options--The Funds are authorized to write and purchase call and put options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). Written and purchased options are non-income producing investments.

Forward foreign exchange contracts--The Funds are authorized to enter into forward foreign exchange contracts to seek to generate income or gains or as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Funds' records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

Financial futures contracts--The Funds may purchase or sell financial futures contracts to seek to generate income or gains or as a hedge against adverse changes in interest rates. A futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transaction gains (losses) are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--It is the policy of the Company to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend date. Interest income (including amortization of discount) is recorded as earned. Realized gains and losses are determined on the identified cost basis.

(f) Dividends and distributions--Dividends and distributions payable by the Funds are accrued on the ex-dividend date.

(g) Expenses--Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to both Funds are allocated among them on a pro rata basis.

(h) Use of estimates--The Funds' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of estimates and assumptions. Actual results could differ from these estimates.

2. INVESTMENT ADVISORY, SUB-INVESTMENT ADVISORY, ADMINISTRATION AGREEMENTS AND TRANSACTIONS WITH AFFILIATES:

(a) The Company, on behalf of the Funds, has engaged Comstock Partners, Inc. (the "Investment Adviser") to provide professional investment management for each Fund. Under the terms of an Amended Investment Advisory Agreement between the Company, on behalf of the Strategy Fund, and the Investment Adviser, the Investment Adviser furnishes continuing investment supervision to the Strategy Fund and is responsible for the management of the Strategy Fund's portfolio. It furnishes office space, equipment and personnel to the Strategy Fund in connection with the performance of its investment management responsibilities. For its services, the Investment Adviser receives from the Company, on behalf of the Strategy Fund, a monthly fee at an annual rate of .60% of the Strategy Fund's average daily net assets.

Under the terms of an Investment Advisory Agreement between the Company, on behalf of the Capital Value Fund, and the Investment Adviser, the Investment Adviser has responsibility for investment decisions for, and the day-to-day management of, that portfolio. For its services, the Investment Adviser receives from the Company, on behalf of the Capital Value Fund, a monthly fee at the following annual rates: .40% of the first $300 million of the Capital Value Fund's average daily net assets, .45% of the Capital Value Fund's average daily net assets between $300 million and $750 million, .50% of the Capital Value Fund's average daily net assets between $750 million and $1 billion and .55% of the Capital Value Fund's average daily net assets in excess of $1 billion.

Through August 31, 1999, the Investment Adviser engaged The Dreyfus Corporation (the "Sub-Investment Adviser") to provide sub-investment advisory services with respect to each Fund. Under the terms of a Sub-Investment Advisory Agreement relating to the Strategy Fund, the Sub-Investment Adviser managed the short-term cash and cash equivalent investments of the Strategy Fund and provided investment research and other advice regarding the Strategy Fund's portfolio. The Sub-Investment Adviser also provided general advice regarding economic factors and trends, including statistical and other factual information. For such services, at no cost to the Strategy Fund, the Investment Adviser paid the Sub-Investment Adviser a monthly fee at an annual rate of .15% of the Strategy Fund's average daily net assets.

Through August 31, 1999, The Dreyfus Corporation also acted as the sub-investment adviser to the Capital Value Fund pursuant to a separate Sub-Investment Advisory and Administration Agreement between the Company, on behalf of the Fund, and the Sub-Investment Adviser. Under that agreement, the Sub-Investment Adviser managed the short-term cash and cash equivalent investments of the Capital Value Fund and provided investment research and other advice regarding the Capital Value Fund's portfolio. In addition, the Sub-Investment Adviser provided general advice regarding economic factors and trends and acted as administrator to the Capital Value Fund. For its services under the Sub-Investment Advisory and Administration Agreement relating to the Capital Value Fund, the Sub-Investment Adviser received an annual fee computed daily and paid monthly by the Company at the following annual rates: .35% of the first $300 million of the Capital Value Fund's average daily net assets, .30% of the Capital Value Fund's average daily net assets between $300 million and $750 million, .25% of the Capital Value Fund's average daily net assets between $750 million and $1 billion and .20% of the Capital Value Fund's average daily net assets in excess of $1 billion. Effective September 1, 1999, Princeton Administrators L.P. ("Princeton") assumed all administrative responsibility for the Capital Value Fund.

Under the terms of an Amended and Restated Administration Agreement between the Company, on behalf of the Strategy Fund and the Capital Value Fund, and Princeton, Princeton performs or arranges for the performance of certain administrative services (i.e., services other than investment advice and related portfolio activities) necessary for the operation of the Funds, including maintaining certain of the books and records of both of the Funds, preparing certain reports and other documents required by United States federal, state and other applicable laws and regulations to maintain the registration of the Funds and their shares and providing the Funds with administrative office facilities. For the services rendered to the Funds and the facilities furnished, each Fund pays Princeton a monthly fee equal to the greater of (i) $125,000 per annum or
(ii) an annual rate equal to .25% of each Fund's average daily net assets up to $100 million, .225% of each Fund's average daily net assets on the next $100 million, .20% of each Fund's average daily net assets on the next $400 million and .175% of each Fund's average daily net assets in excess of $600 million.

The Company compensates Dreyfus Transfer, Inc. under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Funds. For the six months ended October 31, 1999, such compensation amounted to $89,195 for the Capital Value Fund and $48,942 for the Strategy Fund. Dreyfus Transfer, Inc. is a wholly-owned subsidiary of The Dreyfus Corporation.

(b) Service and Distribution Plan--Class A Shares

Under the Class A Service and Distribution Plan, the Company, at the expense of the Class A shares of each Fund, (a) reimburses the Distributor for payments to certain Service Agents (a securities dealer, financial institution or other industry professional) for distributing such Fund's Class A shares and servicing shareholder accounts, and (b) pays Dreyfus Service Corporation or any affiliate for advertising and marketing relating to the Class A shares of such Fund and for shareholder servicing activities, at an aggregate annual rate of .25 of 1% of the value of the average daily net assets of Class A of such Fund. During the six months ended October 31, 1999, $76,184 and $8,328 were charged to the Class A shares of Capital Value Fund and Strategy Fund, respectively.

Service and Distribution Plans--Class B Shares and Class C Shares

Under the Class B and Class C Service and Distribution Plans, the Company, at the expense of the Class B shares of the Capital Value Fund and Class C shares of each Fund, as the case may be, (a) pays the Distributor for distributing the Capital Value Fund's Class B shares and each Fund's Class C shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B or Class C of the applicable Fund and (b) pays the Distributor for the provision of certain services to the holders of Class B shares and Class C shares, as the case may be, a fee at the annual rate of .25 of 1% of the value of the average daily net assets of Class B or Class C of such Fund. During the six months ended October 31, 1999, $47,269 and $18,431 were charged for distributing Capital Value Fund's Class B and Class C shares, respectively, and $15,757 and $6,144 were charged for shareholder servicing for Capital Value Fund's Class B and Class C shares, respectively. For the same period, $2,244 and $748 were charged for distributing and shareholder servicing, respectively, for Strategy Fund's Class C shares.

(c) Certain officers and/or directors of the Company are officers and/or directors of the Investment Adviser. Each director who is not an "affiliated person" as defined in the 1940 Act receives from the Company an annual fee of $20,000 per year.

3. PURCHASES AND SALES OF INVESTMENTS:

Purchases and sales of investments, excluding short-term and US Government securities, for the six months ended October 31, 1999 were as follows:

                                                          PURCHASES                   SALES
                                                        --------------            --------------
Strategy Fund:......................................     $26,860,886               $37,050,009
                                                         ===========               ===========
Capital Value Fund:
  Long transactions.................................     $        --               $ 8,925,660
  Short sale transactions...........................      27,200,922                29,721,335
                                                         -----------               -----------
                                                         $27,200,922               $38,646,995
                                                         ===========               ===========

The Capital Value Fund engages in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain daily, a segregated account with a broker and/or custodian, of cash and/or U.S. Government securities sufficient to cover its short position. Securities sold short at October 31, 1999 and their related market values and proceeds are set forth in the Statement of Securities Sold Short.

Realized and unrealized losses as of October 31, 1999 were as follows:

Strategy Fund:

                                                           REALIZED                 UNREALIZED
                                                            LOSSES                    LOSSES
                                                        --------------            --------------
Long-term investments...............................     $ (1,950,703)             $ (2,467,961)
Put options purchased...............................       (4,561,165)               (1,019,044)
                                                         ------------              ------------
                                                         $ (6,511,868)             $ (3,487,005)
                                                         ============              ============

Capital Value Fund:

                                                           REALIZED                 UNREALIZED
                                                        GAINS (LOSSES)            GAINS (LOSSES)
                                                        --------------            --------------
Long-term investments...............................     $ (1,003,070)             $   (122,320)
Short sale transactions.............................       (3,422,666)                2,296,394
Short-term investments..............................           (5,325)                  (23,813)
Put options purchased...............................       (6,014,730)               (2,714,087)
Financial futures contracts.........................       (1,232,487)                  (83,100)
                                                         ------------              ------------
                                                         $(11,678,278)             $   (646,926)
                                                         ============              ============

As of October 31, 1999, the cost of investments of each Fund for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. The following summarizes the net unrealized appreciation (depreciation) on investments, put options purchased, futures transactions and short sale transactions for each Fund at October 31, 1999:

                                                   GROSS                GROSS
                                                APPRECIATION         DEPRECIATION             NET
                                                ------------         ------------         -----------
Strategy Fund.............................               --          $(3,487,005)         $(3,487,005)
Capital Value Fund........................       $2,811,614          $(3,458,540)         $  (646,926)

The following summarizes the capital loss carryforwards of each Fund at April 30, 1999:


EXPIRING IN FISCAL YEAR              STRATEGY FUND             CAPITAL VALUE FUND
-----------------------             ----------------           ------------------
          2000                        $ 3,345,000                 $ 29,800,000
          2001                          8,777,000                   17,800,000
          2002                                 --                   56,700,000
          2003                                 --                    9,200,000
          2004                         12,520,000                   15,800,000
          2005                         14,913,000                   14,200,000
          2006                         14,076,000                   57,400,000
          2007                         26,320,000                   48,900,000
                                      -----------                 ------------
                                      $79,951,000                 $249,800,000
                                      ===========                 ============

4. SUBSEQUENT EVENTS:

In November 1999 the Company's Board of Directors declared ordinary income dividends for the Strategy Fund as follows:

       AMOUNT PER SHARE
------------------------------
CLASS O          CLASS A          CLASS C            PAYABLE DATE              RECORD DATE
--------        ---------        ---------        ------------------        ------------------
$0.01496        $0.01391         $0.01069         November 30, 1999         November 19, 1999